Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

a.	Basis of presentation:

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) and include all adjustments necessary for the fair presentation of the Group’s financial position, results of operations, changes in shareholders’ equity and cash flows for the periods presented.

b.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries, ACSI, ASM and Telcostar. All intercompany accounts and transactions have been eliminated in the consolidation.

c.	Use of estimates:

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. These estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors and adjusts such estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates.

d.	Foreign currency:

The currency of the primary economic environment in which the operations of the Group is conducted is the U.S. dollar (“dollar” or “$”); thus, the dollar is the functional currency of the Group. Therefore, the Group’s transactions and balances denominated in dollars are presented at their original amounts, while non-dollar transactions and balances have been re-measured to dollars and the relating gains and losses are reflected in the statements of comprehensive loss as financial income or expenses, as appropriate.

All amounts are presented in dollars, unless otherwise indicated, and are rounded to the nearest thousand.

e.	Revenue recognition:

Effective January 1, 2018, the Group adopted a new accounting standard related to the recognition of revenue in contracts with customers. The Group did not have any material cumulative-effect adjustment as a result of the adoption of ASC 606. In addition, the adoption of ASC 606 did not have any material impact on the Group consolidated financial statement line items in the year of adoption.

The Group generates revenues from sales of products, which include hardware, software, connection to supportive infrastructure, integration services, training and warranty, as well as revenues from Software as a Service (“SaaS”). The Group sells its products (the “Products”) and provides services (the “Services”) directly to end users and resellers and also participates as a subcontractor of prime contractors in joint projects and as a prime contractor in projects with resellers (the “Projects”).

The Group determines revenue recognition through the following steps:

●	Identification of the contract, or contracts, with a customer.

●	Identification of the performance obligations in the contract.

●	Determination of the transaction price.

●	Allocation of the transaction price to the performance obligations in the contract.

●	Recognition of revenue when, or as, the Group satisfies a performance obligation.

As a general point, the Group applies the five-step model to contracts when it is probable that it will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer.  At contract inception, once the contract is determined to be within the scope of ASC 606, the Group assesses the goods or services promised within each contract and determines those that are performance obligations and assesses whether each promised good or service is distinct.  The Group then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

Projects:

Revenues from Projects are recognized along the project period, as applicable, and on a final acceptance date, once such acceptance is deemed substantive.

Under such method, costs are accumulated on the balance sheet until final acceptance is received. Similarly, amounts billed to customers are also deferred until final acceptance is received. To the extent that the amount of accumulated costs exceeds the amount of advance (or progress) payments received or billed by the Group, the excess is reflected on the balance sheet as a current asset, separated from inventory. To the extent that the amount of advance (or progress) payments received or billed by the Group exceeds the amount of accumulated costs, the excess is reflected as a liability on the balance sheet.

In instances where revenues are derived from sales of third-party vendors’ products or services, revenues are recognized on a gross basis and the related costs are recognized within cost of revenues, when the Group has the following indicators for gross reporting: (i) it is the primary obligor of the sales arrangements; (ii) it is subject to inventory risks of physical loss; (iii) it has latitude in establishing prices; and (iv) it has discretion in suppliers’ selection and assumes credit risks on receivables from customers.

Products and Services:

Revenues from sales of Products of which the final acceptance of the product is specified by the customer, and the acceptance is deemed substantive, are recognized when the Group has delivered the Products to the customer and received final acceptance, the revenue can be reliably measured and collectability of the receivables is reasonably assured. The revenues are deferred until the acceptance criteria have been met.

Revenues from sales of Services are recognized ratably in the period in which the services are rendered (connection to supportive infrastructure is generally over one year).

The Group provides a one-year warranty for the majority of its Products. Based on the Group’s experience, the provision is de minims.

SaaS Revenues:

The Group’s SaaS multiple-element arrangements are typically comprised of subscription and support fees from customers accessing the Group’s software and set-up fees. The Group does not provide the customer the contractual right to take possession of the software at any time during the hosting period under these arrangements. Typically, the support and set up fees are incidental to the full arrangement. Accordingly, the Group recognizes revenue for subscription, support services and set up fees over the arrangement period originating when the subscription service is made available to the customer and the contractual hosting period has commenced. In arrangements that comprise of usage based fees, revenues are recognized in the period in which subscribers use the related services.

f.	Advertising costs:

Advertising costs are expensed as incurred. In the years ended December 31, 2019, 2018 and 2017, advertising expenses were $35 thousand, $69 thousand and $53 thousand, respectively.

g.	Related parties:

Related parties include the Significant Shareholders and entities controlled by them.

h.	Fair value measurements:

Fair value is defined as the price that would be received by selling an asset or paid to transfer a liability (i.e. the ‘exit price’) in an arms’ length transaction between willing market participants at the measurement date. The applicable financial accounting rules establish a hierarchy for inputs used in measuring fair value. The hierarchy is divided into three levels based on the reliability of inputs:

Level 1 - Valuations based on quoted prices in active markets for identical assets or liabilities that the Group has the ability to access.

Level 2 - Valuations based on quoted prices in markets that are not active but for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The Group’s financial assets and liabilities as of December 31, 2019 and 2018 are measured based on Level 1 inputs.

i.	Inventory:

The inventory items consist of purchased systems and are stated at the lower of cost or net realizable value. Cost is determined using the “First-In, First-Out” method of inventory accounting. The valuation of inventory items requires the Group to make estimates regarding excess or obsolete inventories.

The purchased systems are utilized typically for one of the following purposes: (i) future projects; (ii) demo; and (iii) spare parts for installed systems. The first utilization suggests that the systems should be classified as inventory while the second and third suggest it should be classified as property and equipment. In order to reflect those utilizations appropriately between the inventory and property and equipment line items, the Group performed an aggregated analysis which suggested that such systems should be classified as inventory for the first year from purchase date, on such date tested for impairment and then classified to property and equipment and amortized over four years from that date, see also section j. below for the amortization period.

j.	Property and equipment, net:

Property and equipment are stated at cost, less accumulated depreciation and amortization. Upon the retirement or disposition of property and equipment, the related costs and accumulated depreciation and amortization are removed and any related gain or loss is recorded in the statements of operations and comprehensive loss. Repairs and maintenance that do not extend the life, or improve an asset are expensed in the periods incurred.

The Group evaluates its property and equipment for indicators of possible impairment when events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Impairment exists if the carrying amounts of such assets exceed the estimates of future net undiscounted cash flows expected to be generated by such assets. Should impairment exist, the impairment loss would be measured based on the excess carrying value of the asset over the asset’s estimated fair value.

Depreciation and amortization are calculated using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

	%	Useful life (years)

Software systems (from classified date, see also section i. above)	25	4
Vehicles	15	7
Leasehold improvements	10-20	5-10
Office furniture and equipment	7-10	10-14
Computers, electronics and related	15-33	3-7

k.	Intangible assets, net:

Intangible assets are stated at fair value of the equity instrument distributed, less accumulated amortization. Upon the retirement or disposition of Intangible assets, the related costs and accumulated amortization are removed and any related gain or loss is recorded in the statements of operations and comprehensive loss.

Amortization is calculated using the straight-line method over the estimated useful lives of the assets, at the following annual rate:

	%	Useful life (years)

Intellectual property	33	3

l.	Income taxes:

Deferred tax asset and liability accounts’ balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Group accounts for deferred tax on non-distributed income that are subject to income tax once distributed and when there is an intent to distribute them.

The Group applies the two-step approach in recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

m.	Accounting for stock-based compensation:

The Group accounts for share based compensation in accordance with ASC No. 718, “Compensation - Stock Compensation” that requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The Company recognizes compensation expenses for the value of its awards granted based the guidance established in ASC No. 718.

n.	Loss per share:

The Group calculates basic earnings or loss per share by dividing net income or loss by the weighted-average number of ordinary shares outstanding during the year. However, the outstanding shares subject to put options were excluded, consistent with the accounting treatment of a put option liability.

Potential ordinary shares are included in the computation of diluted earnings per share when their conversion decreases earnings per share from continuing operations.

Basic and diluted loss per ordinary share data were computed as follows:

	Year Ended December 31,
	2019	2018	2017

Net loss (U.S. dollars in thousands)	$(7,737)	$(10,189)	$(9,111)

Weighted-average ordinary shares outstanding - basic and diluted	7,096,266	2,956,908	2,459,088

Loss per ordinary basic and diluted (U.S. dollars)	$(1.09)	$(3.45)	$(3.71)

o.	Contingencies:

The Group is involved in various commercial, government investigation and other legal proceedings that arise from time to time. The Group records accruals for these types of contingencies to the extent that the Group concludes their occurrence is probable and that the related liabilities are estimable. When accruing these costs, the Group will recognize an accrual in the amount within a range of loss that is the best estimate within the range. When no amount within the range is a better estimate than any other amount, the Group accrues for the minimum amount within the range. The Group records anticipated recoveries under existing insurance contracts that are virtually certain of occurring at the gross amount that is expected to be collected. Legal costs are expensed as incurred.

p.	leases:

The Group adopted the new accounting standard ASC 842 “Leases” and all the related amendments on January 1, 2019 and used the effective date as The Group’s date of initial application. The Group determines if an arrangement is a lease at inception. Lease classification is governed by five criteria in ASC 842-10-25-2. If any of these five criteria is met, The Group classifies the lease as a finance lease. Otherwise, The Group classifies the lease as an operating lease. When determining lease classification, The Group’s approach in assessing two of the mentioned criteria: (i) generally, 75% or more of the remaining economic life of the underlying asset is a major part of the remaining economic life of that underlying asset; and (ii) generally, 90% or more of the fair value of the underlying asset comprises substantially all of the fair value of the underlying asset.

Operating leases are included in operating lease right-of-use (“ROU”) assets, other current liabilities and operating lease liabilities in the consolidated balance sheets. Finance leases are included in property, plant and equipment, other current liabilities, and other long-term liabilities in the consolidated balance sheets. ROU assets represent The Group’s right to use an underlying asset for the lease term and lease liabilities represent The Group’s obligation to make lease payments arising from the lease. Operating and finance lease ROU assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. The Group uses its incremental borrowing rate based on the information available at the commencement date to determine the present value of the lease payments. For finance leases, The Group recognizes interest on the lease liability separately from amortization of the ROU assets in the statement of comprehensive income. For operating leases, lease expenses are recognized on a straight-line basis over the lease term. The new standard also provides practical expedients for an entity’s ongoing accounting. The Group elected the short-term lease recognition exemption for all leases with a term shorter than 12 months. This means that for those leases, The Group does not recognize ROU assets or lease liabilities, including ROU assets or lease liabilities for existing short-term leases of assets in transition, but recognizes lease expenses over the lease term on a straight line basis.

q.	Recently Issued Accounting Pronouncements:

Adopted in the current period:

1.	In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which will require lessees to recognize assets and liabilities for leases with lease terms of more than 12 months. Consistent with current GAAP, the recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee primarily will depend on its classification as a financial or operating lease. However, unlike current GAAP, which requires only capital leases to be recognized on the balance sheet, the new guidance will require both types of leases to be recognized on the balance sheet. The new guidance is effective for all periods beginning after December 15, 2018. The Group adopted this guidance commencing January 1, 2019 and as a result recorded Right of use asset, current and non-current lease liabilities within its consolidated balance sheet as of December 31, 2019.

2.

In June 2018, the FASB issued Accounting Standards Update (ASU) No. 2018-07. This ASU supersedes ASC 505-50, Equity - Equity-Based Payments to Non-Employees, and expands the scope of ASC 718 to include all share-based payment arrangements related to the acquisition of goods and services from both nonemployees and employees. As a result, most of the guidance in Topic 718 associated with employee share-based payments, including most of its requirements related to classification and measurement, applies to nonemployee share-based payment arrangements. Entities should apply the amendments on a modified retrospective basis, through a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year in which the ASU is adopted, for all:

1.       Liability-classified nonemployee awards that have not been settled as of the adoption date and

2.       Equity-classified nonemployee awards for which a measurement date has not been established.

The amendments are effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted for periods in which financial statements have not yet been issued. The Group did not have any material cumulative-effect adjustment as a result of the adoption of (ASU) No. 2018-07. In addition, the adoption of (ASU) No. 2018-07. did not have any material impact on the Group consolidated financial statement line items in the year of adoption.

Not yet adopted in the current period:

3.	In June 2016, the FASB issued Accounting Standards Update (ASU) 2016-13. This update replaces the incurred loss impairment methodology in current U.S. GAAP for recognizing credit losses with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. For trade and other receivables, the guidance requires to use a forward-looking expected loss model rather than the incurred loss model for recognizing credit losses which reflects losses that are probable. Credit losses relating to available-for-sale debt securities will also be recorded through an allowance for credit losses rather than as a reduction in the amortized cost basis of the securities. The Group is currently evaluating the effects of this guidance will have on its consolidated financial statements.

4.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework-Changes to The Disclosure Requirements for Fair Value Measurement, which modifies the disclosure requirements on fair value measurements. This standard is effective for annual reporting periods beginning after December 15, 2019, including interim reporting periods within those annual reporting periods, with early adoption permitted. Since the standard affects only disclosure requirements,

The Group do not expect the adoption of the standard to have an impact on its consolidated financial statements.